February 10, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Strategic Allocation Portfolios, Inc.
(File Nos. 033-88334; 811-08934)

ING Balanced Portfolio, Inc.
(File Nos. 033-27247; 811-05773)

ING Variable Funds
(File Nos. 002-51739; 811-2514)

ING Intermediate Bond Portfolio
(File Nos. 002-47232; 811-02361)

ING Money Market Portfolio
(File Nos. 002-53038; 811-02565)

ING Variable Portfolios, Inc.
(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, are Post-Effective Amendment Nos. 38, 43, 82, 76, 70 and 57 (each, an “Amendment” and collectively, the “Amendments”) to the Registration Statements of ING Strategic Allocation Portfolios, Inc., ING Balanced Portfolio Inc., ING Variable Funds, ING Intermediate Bond Portfolio, ING Money Market Portfolio and ING Variable Portfolios, Inc., (each a “Registrant” and collectively, “Registrants”), respectively. These Amendments are being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on April 29, 2011.

The Amendments for the Registrants are being filed primarily for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Vice President and Senior Counsel
ING Investment Management – ING Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Philip A. Newman, Esq.
Goodwin Procter LLP